Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2016	Oct. 03, 2015	Oct. 01, 2016	Oct. 03, 2015	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Income Statement [Abstract]
Net sales	$ 393,654	$ 407,170	$ 1,158,836	$ 1,225,557	$ 1,611,611	$ 1,577,627	$ 1,491,998
Cost of goods sold	264,492	293,038	783,540	891,459	1,158,218	1,227,053	1,144,333
Distribution expenses	23,736	24,913	68,744	73,053	96,527	99,329	95,339
Restructuring expenses		1,502		2,360	2,492	2,046	21,444
Gross profit	105,426	87,717	306,552	258,685	354,374	249,199	230,882
Selling, general and administrative expenses	56,074	45,997	165,440	142,444	196,169	167,596	160,442
Impairment charges							5,497
Restructuring expenses		265	120	1,420	2,248	5,265	10,249
Other expense (income), net	10,080	(114)	13,555	4,691	5,550	259	780
Operating income	39,272	41,569	127,437	110,130	150,407	76,079	53,914
Interest expense:
Third party interest	13,783	22,682	56,226	68,845	91,187	92,628	91,957
Related party interest, net	510	739	1,972	2,269	3,124	3,177	2,910
Refinancing charges	3,762		19,036
Amortization of loan origination fees and original issue discount	615	2,509	5,226	7,536	10,066	9,828	9,738
Income (loss) before income tax provision	20,602	15,639	44,977	31,480	46,030	(29,554)	(50,691)
Income tax (benefit) provision	(1,843)	3,003	(58,166)	6,057	8,919	8,389	6,356
Net income (loss)	22,445	12,636	103,143	25,423	37,111	(37,943)	(57,047)
Other comprehensive income (loss), net of tax:
Change in fair value of derivatives				990	2,294	(2,294)
Other comprehensive income (loss)				990	2,294	(2,294)
Comprehensive income (loss)	$ 22,445	$ 12,636	$ 103,143	$ 26,413	$ 39,405	$ (40,237)	$ (57,047)
Net income (loss) per common share
Weighted average common shares outstanding-basic	74,878,851	65,334,001	68,913,664	65,249,404	65,350,463	64,209,838	63,502,480
Net income (loss) per common share-basic	$ 0.29	$ 0.19	$ 1.47	$ 0.39	$ 0.57	$ (0.59)	$ (0.90)
Weighted average common shares outstanding-diluted	74,878,851	66,847,945	68,913,664	66,722,811	66,181,865	64,209,838	63,502,480
Net income (loss) per common share-Diluted	$ 0.29	$ 0.19	$ 1.47	$ 0.38	$ 0.56	$ (0.59)	$ (0.90)